Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Share capital
11	Share capital

Authorized

Unlimited number of common shares and preferred shares, issuable in series, all without par value.

The per share amounts disclosed reflect the retrospective application of the share consolidation completed December 7, 2022 (note 22).

	Common shares #	Amount $
Issued and outstanding

Balance – December 31, 2019 (recast – note 2)	5,063,088	90,294

Issued for cash, net of issuance costs	1,561,178	43,515
Stock options exercised	16,209	482
DSUs redeemed	7,692	128
Warrants exercised	61,189	2,286

Balance – December 31, 2020 (recast – note 2)	6,709,356	136,705
Issued for cash, net of issuance costs	1,484,241	18,983
DSUs redeemed	14,586	331
Stock options exercised	8,350	217

Balance – December 31, 2021	8,216,533	156,236

Issued for cash, net of issuance costs	910,363	1,244
DSUs redeemed	10,050	64
Exercise of pre-funded warrants	423,276	562

Balance – December 31, 2022	9,560,222	158,106

As at December 31, 2022, a total of 7,576,411 shares (2021 – 1,683,787; 2020 – 452,338) are reserved to meet outstanding stock options, pre-funded warrants, warrants and deferred share units (“DSUs”).

On December 20, 2022, the Corporation completed a public equity offering (“December 2022 Offering”), issuing an aggregate of 900,000 common shares and 2,548,276 pre-funded warrants at a price of $2.61 per unit, for aggregated gross proceeds of $9,000. The pre-funded warrants were determined to be common share equivalents. Each unit consisted of one common share or equivalent and one common share purchase warrant, with each warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $2.50 for a period of 60 months expiring on December 16, 2027. The value allocated to the common shares, pre-funded warrants, and purchase warrants was $1,463, $4,143, and $3,394, respectively. Total costs associated with the offering were $1,683, including cash costs for professional and regulatory fees of $1,343 and 241,379 compensation warrants issued as commission to the agents valued at $340. Each compensation warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $3.26 for a period of five years, expiring on December 16, 2027.

As of December 31, 2022, 423,276 pre-funded warrants have been exercised resulting in the issuance of 423,276 common shares for a nominal value of cash. The value of pre-funded warrants exercised, net of issuance costs was $562.

On October 16, 2020, the Corporation entered into an Equity Distribution Agreement (“October 2020 ATM”) with Piper Sandler & Co. (“Piper Sandler”) authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of $50,000 through Piper Sandler, as agent. The total expenses associated with the ATM Distribution, excluding compensation and reimbursements payable to Piper Sandler under the terms of the Equity Distribution Agreement, were approximately $295. As of December 31, 2022, 10,413 (2021 – 55,669) common shares were sold for gross proceeds of $142 (2021 - $2,335). The October 2020 ATM was terminated on July 22, 2022 with the expiration of the Corporation’s Canadian base shelf prospectus.

In order to maintain the Corporation’s ATM Distribution facility under its renewed Canadian base shelf prospectus, the Corporation re-entered into an Equity Distribution Agreement dated August 4, 2022 (“August 2022 ATM”), with Piper Sandler, to offer and sell common shares from time-to-time up to an aggregate offering amount of US$50,000 through Piper Sandler, as agent. As of December 31, 2022, no common shares have been sold under the August 2022 ATM.

On July 20, 2021, the Corporation completed the July 2021 Public Offering, issuing an aggregate of 1,428,571 units at a price of $17.50 per unit, for aggregated proceeds of $25 million. Each unit consisted of one common share and 0.75 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of $21.00 for a period of 60 months expiring on July 20, 2026. The value allocated to the common shares issued was $18,357 and the value allocated to the warrants was $6,443. Total costs associated with the offering were $2,168, including cash costs for professional and regulatory fees.

On May 7, 2020, the Corporation completed a private placement of 877,001 units at a price of CAD$28.60 per unit, for aggregated proceeds of $17,795. Each unit consisted of one common share and 0.35 of one common share purchase warrant, with each whole warrant entitling the holder to acquire one common share of the Corporation at an exercise price of CAD$37.20 for a period of 24 months expiring on May 7, 2022. The value allocated to the common shares issued was $15,117 and the value allocated to the warrants was $2,678. total costs associated with the offering were $108, including cash costs for professional and regulatory fees.

On March 17, 2020, the Corporation entered into an Equity Distribution Agreement (“March 2020 ATM”) with Piper Sandler authorizing the Corporation to offer and sell common shares from time-to-time up to an aggregate offering amount of $30,000 through Piper Sandler, as agent. The March 2020 ATM was terminated on June 30, 2020 and 207,088 common shares were sold under this agreement for total gross proceeds of $5,500. To maintain the remainder of IMV’s March 2020 ATM facility under its new Canadian base shelf prospectus, IMV entered a second ATM Distribution dated June 30, 2020 (“June 2020 ATM”), with Piper Sandler, to offer and sell common shares from time-to-time up to an aggregate offering amount of $24,500 through Piper Sandler, as agent. An additional 477,089 common shares were sold for gross proceeds of $24,500, concluding the proceeds raised under the June 2020 ATM to the maximum offering amount. In 2020, a total of 684,177 shares were sold under he two ATM Distribution agreements for total gross proceeds of $30,000. The total expenses associated with both ATM Distributions including commissions, were approximately $1,462.